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                                                    August 16, 2006




VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                    Met Investors Series Trust (the "Trust")
                   Preliminary-Proxy Statement on Schedule 14A
                                 CIK 0001126087
                               File No. 811-10183



Ladies and Gentlemen:

     Pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) thereunder, enclosed for filing electronically is the preliminary proxy statement on Schedule 14A of the Trust. This filing relates to the solicitation of voting instructions for the BlackRock High Yield Portfolio (the "Portfolio") of the Trust for use at a Special Meeting of Shareholders of the Portfolio to be held on October 20, 2006.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

                                                   Very truly yours,

                                                   /s/ John L. Chilton
                                                   John L. Chilton


Enclosures
cc:      Elizabeth M. Forget
         Robert N. Hickey, Esq.